Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share, pursuant to the 2020 Equity Incentive Plan
Amount Registered | shares	821,504
Proposed Maximum Offering Price per Unit	5.36
Maximum Aggregate Offering Price	$ 4,403,261.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 608.09
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the Registrant’s Class A common stock, $0.01 par value per share (“Class A Common Stock”), that become issuable under the 2020 Equity Incentive Plan and the 2020 Employee Stock Purchase Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction affecting the Class A Common Stock.

(b) Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of Class A Common Stock as reported on the New York Stock Exchange on February 25, 2026.

(c) Rounded to the nearest cent.

(d) The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share, pursuant to the 2020 Employee Stock Purchase Plan
Amount Registered | shares	99,082
Proposed Maximum Offering Price per Unit	5.36
Maximum Aggregate Offering Price	$ 531,079.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 73.34
Offering Note	See Footnote 1